Bank Loans and Notes Payable - Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2020 USD ($)	Feb. 12, 2020 USD ($)	Jan. 16, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable	$ 326	[1]		$ 3,775		$ 5,862
Long-term debt				144,429		141,804
Current portion of long term debt	(823)	[1]		(2,947)		(14,812)
Bank loans and notes payable	7,053	[1]		141,482		126,992
Notional Amount				67,218		76,500
Market value gain loss on financial instruments	96	[2]	$ 1,729	(2,109)	$ (440)
Amortization cost			326	1,122	$ 1,121
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				136,375		136,405
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				3,775		5,862
Long-term debt				8,054		5,399
Current portion of long term debt				(2,947)		(14,812)
Bank loans and notes payable				148,204		147,666
Domestic senior notes | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Market value gain loss on financial instruments			$ 544
3.500% Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt									$ 1,800
Borrowings, interest rate								3.50%	3.50%	3.50%
Notional Amount	$ 705						$ 943	$ 700	$ 300	$ 1,500
At fair value
Disclosure of detailed information about borrowings [line items]
Long-term debt						131,973
At fair value | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						126,571
At fair value | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						5,863
Long-term debt						5,402
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt						14,812
Notional Amount						5,541
2026 | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional Amount				2,339
2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						11,014
2026 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						5,862
Long-term debt						3,798
2027
Disclosure of detailed information about borrowings [line items]
Long-term debt						11,752
Notional Amount						1,797
2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						10,650
2027 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						1,102
2028
Disclosure of detailed information about borrowings [line items]
Long-term debt						16,460
Notional Amount						9,043
2028 | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional Amount						2,278
2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						16,160
2028 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						300
2029
Disclosure of detailed information about borrowings [line items]
Long-term debt						5,656
Notional Amount						0
2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						5,494
2029 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						162
2030
Disclosure of detailed information about borrowings [line items]
Long-term debt						18,613
Notional Amount						14,499
2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						18,576
2030 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						37
2031 and thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt						74,511
Notional Amount						45,620
2031 and thereafter | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional Amount				10,134		8,983
2031 and thereafter | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						74,511
2031 and thereafter | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						0
Argentine pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 638		$ 634
Borrowings, interest rate	36.20%			50.10%		36.20%
Argentine pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 634
Argentine pesos | 2026 | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 634
Borrowings, interest rate	36.20%					36.20%
Euros | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 21,748		$ 21,756
Borrowings, interest rate	1.60%			1.60%		1.60%
Euros | At fair value | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 20,626
Euros | 2026 | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 10,539
Borrowings, interest rate	2.60%					2.60%
Euros | 2028 | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 6,182
Borrowings, interest rate	0.50%					0.50%
Euros | 2031 and thereafter | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 5,035
Borrowings, interest rate	1.00%					1.00%
Chilean pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 460		$ 448
Borrowings, interest rate	6.00%			6.40%		6.00%
Chilean pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 1,222		$ 1,239
Borrowings, interest rate	4.50%			6.40%		4.50%
Chilean pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 448
Chilean pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						1,240
Chilean pesos | 2026 | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 448
Borrowings, interest rate	6.00%					6.00%
Chilean pesos | 2026 | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 1,239
Borrowings, interest rate	4.50%					4.50%
Uruguayan pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 46
Borrowings, interest rate				10.80%
Colombian pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 345
Borrowings, interest rate				10.40%
Colombian pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 414		$ 398
Borrowings, interest rate	10.50%			10.40%		10.50%
Colombian pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 359
Borrowings, interest rate	9.90%					9.90%
Colombian pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 616
Borrowings, interest rate	10.50%					10.50%
Colombian pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 398
Colombian pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						359
Colombian pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						617
Colombian pesos | 2026 | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 398
Borrowings, interest rate	10.50%					10.50%
Colombian pesos | 2026 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 359
Borrowings, interest rate	9.90%					9.90%
Colombian pesos | 2026 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 616
Borrowings, interest rate	10.50%					10.50%
Mexican pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 650		$ 3,143
Borrowings, interest rate	7.80%			13.50%		7.80%
Mexican pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 458		$ 222
Borrowings, interest rate	11.90%			11.60%		11.90%
Mexican pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,565		$ 1,019
Borrowings, interest rate	9.50%			13.30%		9.50%
Mexican pesos | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 8,435		$ 8,436
Borrowings, interest rate	9.70%			9.70%		9.70%
Mexican pesos | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 23,949		$ 23,950
Borrowings, interest rate	5.30%			8.10%		5.30%
Mexican pesos | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 4,654		$ 2,934
Borrowings, interest rate	7.60%			10.50%		7.60%
Mexican pesos | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 826		$ 827
Borrowings, interest rate	11.60%			11.60%		11.60%
Mexican pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 3,143
Mexican pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						223
Mexican pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,017
Mexican pesos | At fair value | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						8,762
Mexican pesos | At fair value | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						23,952
Mexican pesos | At fair value | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,934
Mexican pesos | At fair value | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						831
Mexican pesos | 2026 | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 3,143
Borrowings, interest rate	7.80%					7.80%
Mexican pesos | 2026 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 116
Borrowings, interest rate	11.60%					11.60%
Mexican pesos | 2026 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 245
Borrowings, interest rate	6.40%					6.40%
Mexican pesos | 2026 | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 2,934
Borrowings, interest rate	7.60%					7.60%
Mexican pesos | 2027 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 87
Borrowings, interest rate	12.10%					12.10%
Mexican pesos | 2027 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 275
Borrowings, interest rate	9.50%					9.50%
Mexican pesos | 2027 | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,497
Borrowings, interest rate	7.90%					7.90%
Mexican pesos | 2027 | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 827
Borrowings, interest rate	11.60%					11.60%
Mexican pesos | 2028 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 19
Borrowings, interest rate	12.30%					12.30%
Mexican pesos | 2028 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 300
Borrowings, interest rate	12.30%					12.30%
Mexican pesos | 2028 | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 9,959
Borrowings, interest rate	7.40%					7.40%
Mexican pesos | 2029 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 162
Borrowings, interest rate	9.40%					9.40%
Mexican pesos | 2029 | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 5,494
Borrowings, interest rate	10.00%					10.00%
Mexican pesos | 2030 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 37
Borrowings, interest rate	9.30%					9.30%
Mexican pesos | 2031 and thereafter | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,436
Borrowings, interest rate	9.70%					9.70%
U.S. dollars | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 43,504		$ 47,884
Borrowings, interest rate	3.40%			3.10%		3.40%
U.S. dollars | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 8,563		$ 7,586
Borrowings, interest rate	4.40%			4.40%		4.40%
U.S. dollars | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 27,249		$ 24,146
Borrowings, interest rate	3.50%			3.50%		3.50%
U.S. dollars | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,469		$ 2,066
Borrowings, interest rate	5.10%			5.20%		5.10%
U.S. dollars | At fair value | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 46,069
U.S. dollars | At fair value | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						6,736
U.S. dollars | At fair value | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						17,778
U.S. dollars | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,066
U.S. dollars | 2027 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 2,066
Borrowings, interest rate	5.10%					5.10%
U.S. dollars | 2030 | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 18,576
Borrowings, interest rate	2.80%					2.80%
U.S. dollars | 2031 and thereafter | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 29,308
Borrowings, interest rate	3.90%					3.90%
U.S. dollars | 2031 and thereafter | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 7,586
Borrowings, interest rate	4.40%					4.40%
U.S. dollars | 2031 and thereafter | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 24,146
Borrowings, interest rate	3.50%					3.50%
Brazilian reais | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 9		$ 3
Borrowings, interest rate	8.80%			9.10%		8.80%
Brazilian reais | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 3
Brazilian reais | 2026 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 3
Borrowings, interest rate	8.80%					8.80%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4